Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Prospectus Summary): | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Market Growth Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses of the Market Growth Strategy Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE has been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses of the Market Growth Strategy Fund.
Investment Strategy, Heading	rr_StrategyHeading	Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Investment Strategy, Narrative 1	ck0001003632_InvestmentStrategyNarrative1
Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

Investment Strategy, Heading 2	ck0001003632_InvestmentStrategyHeading2

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

Investment Strategy, Narrative 2	ck0001003632_InvestmentStrategyNarrative2

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Risk, Heading	rr_RiskHeading	Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk —Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-774 (3/12)
SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRWAX
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,601

[1]	AFFE has been restated to reflect estimated amounts for the current fiscal year.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.